SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Group’s financial position as of June 30, 2022 and results of operation and cash flows for the six months ended June 30, 2021 and 2022. Results for the six months ended June 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, long-term investments and goodwill, the valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation and valuation of contingent consideration from business combination and purchase price allocation for business combination and assets acquisition. Actual results could materially differ from those estimates.

Principles of consolidation

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Foreign currency translation and change in reporting currency

Foreign currency translation and change in reporting currency

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance Technologies, Sunstar Technology, Skill Esport, Summit Bend, Ohio I, Ohio II and Asgard is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. The functional currency of Loto Interactive and its subsidiaries is HKD. E-Sun Sky Computer with its former VIEs and Beijing Guixinyanghang determined their functional currencies to be RMB. The Group uses the monthly average exchange rate for the period and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the unaudited interim condensed consolidated statements of comprehensive loss.

Foreign currency translation and change in reporting currency (continued)

Starting from the third quarter of 2021, the Group changed its reporting currency from RMB to US$, to reduce the impact of increased volatility of the US$ to RMB exchange rate on the Group’s reported operating results. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to July 1, 2021 have been recasted to US$ as if the financial statements originally had been presented in US$ since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive loss of a loss of US$40 for the six months ended June 30, 2021.

Business combinations, asset acquisitions and non-controlling interests

Business combinations, asset acquisitions and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Contingent consideration is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination or asset acquisition, the Company may recognize identifiable intangibles that meet either or both the contractual legal criterion or the separability criterion. Identifiable intangible assets recognized in the Company’s acquisitions generally include brand name, strategic contract and unpatented technology.

For the Company’s majority-owned subsidiaries, non-controlling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net loss” on the unaudited interim condensed consolidated statements of comprehensive loss include the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s unaudited interim condensed consolidated balance sheets.

The Group recognized changes in fair value of contingent consideration in the amount of a gain of US$1,247 during the six months ended June 30, 2022, which was related to the remeasurement of the contingent consideration from the acquisition of Alliance International Technologies Limited (formerly, Blockchain Alliance Technologies Limited), which operates the mining pool under the brand of BTC.com. The contingent consideration is settled as of June 30, 2022.

Cryptocurrency assets

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying unaudited interim condensed consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. For each unit of cryptocurrency, impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Group has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Group concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the six months ended June 30, 2021 and 2022, the Group recognized impairment loss of US$8,863 and US$12,620, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cryptocurrency assets (continued)

Cryptocurrencies generated from the cryptocurrency mining business and the mining pool business as well as the cryptocurrencies distributed to mining pool participants are included within operating activities in the accompanying unaudited interim condensed consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying unaudited interim condensed consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of cryptocurrencies in the unaudited interim condensed consolidated statements of comprehensive loss. The Group accounts for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

Nonmonetary transaction

Nonmonetary transaction

The Group enters into nonmonetary transactions such as distributions of cryptocurrencies to pay for operating expense and acquire non-current asset. Such transactions are accounted for in accordance with ASC 845, “Nonmonetary Transactions”, which requires the transfer or distribution of a nonmonetary asset or liability to be based, generally, on the fair value of the asset or liability that is received or surrendered, whichever is more clearly evident. No gain or loss is recognized on the transaction.

Intangible assets

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination and asset acquisitions. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight-line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination and asset acquisitions to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisitions
Licenses and brand name	10 years
Mobile applications and software	5 years
Internet domain name and brand name	10 years
Strategic contract	5 years
Unpatented technology	3 years

Goodwill

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The Group early adopted the ASU 2017-04 on January 1, 2019.

During the six months ended June 30, 2021 and 2022, no impairment of goodwill was recognized.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. For the six months ended June 30, 2022, the Group recorded an impairment loss of US$836 for impairment of mining machines of Loto Interactive in Kazakhstan. No impairment of long-lived assets other than goodwill was recorded during the six months ended June 30, 2021.

Fair Value measurements

Fair value measurements

Financial instruments primarily include cash and cash equivalents, restricted cash, accounts receivables, other receivables, equity investments without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the investment under the measurement alternative basis and equity method investment on other-than-temporary basis. Contingent consideration related to the acquisition of Alliance International Technologies (formerly known as “Blockchain Alliance Technologies Limited”) is included in accrued expenses and other current liabilities in the consolidated balance sheets, the fair value of which was based on the number of shares of ordinary shares that were expected to be issued and the fair value of the ordinary shares of the Company. The carrying values of other financial instruments, approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

As of June 30, 2022, there is no item of the Group’s assets or liabilities that is measured at fair value on a recurring basis in the period subsequent to its initial recognition.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining, data center services and mining pool services. The Group also provided sports information service through its former lottery business related VIE subsidiaries and disposed of this business line together with the disposal of VIE structures on July 23, 2021. The Group accounts for revenues under ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”).

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into a cryptocurrency mining pool, BTC.com, by executing contracts with the mining pool operator to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operator. In exchange for providing computing power, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operator (less pool operator fees to the mining pool operator which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operator as a part of the contracts. The consideration also corresponds to the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. Providing computing power in cryptocurrency transaction verification services is an output of the Group’s ordinary activities. The provision of computing power is the only performance obligation in the Group’s contracts with the pool operator. The transaction consideration the Group receives is noncash consideration. The Group measures the cryptocurrencies at fair value using the quoted price of the related cryptocurrency at contract inception. All considerations are variable and revenue is recognized when the computing power is provided to the mining pool and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Data center services

The Group provides data center services such as providing its customers with rack space, power and equipment, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operates its mining pool, BTC.com, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network, in exchange for a fee (“pool operator fee”) for its coordination efforts as the pool operator. The Group receives all the mining rewards, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. The mining rewards the mining pool receives from the blockchain network include the block rewards and the transaction verification fees related to the transactions included in the block.

The Group considers itself the principal in transactions with the blockchain networks and recognizes the mining pool revenue on a gross basis. The performance obligation is to create or validate each block. Revenue is recognized at the point when the block creation or validation is complete and the Group has received the rewards. Revenue is measured at the fair value of rewards using the quoted price of the related cryptocurrency at contract inception. The Group considers itself the principal in transactions with the blockchain networks as it coordinates all the computing power within the mining pool, delivers such aggregated computing power to the blockchain network, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Group has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Group. As a result, the Group is primarily responsible for fulfilling the promise to provide the specified service. Further, under existing sharing mechanisms, the Group is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to the blockchain network.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2021 and June 30, 2022, the Group recorded advance from customers balance of US$744 and US$469 respectively, which was included in “accrued expenses and other current liabilities” in the accompanying unaudited interim condensed consolidated balance sheets. US$672 and US$277 of deferred revenue included in the opening balances of advance from customers was recognized during the six months ended June 30, 2021 and 2022, respectively. The amounts were included in revenues on the accompanying unaudited interim consolidated statements of comprehensive loss.

Refer to Note 21 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of services

Cost of mining pool services

Cost of mining pool services which was offered under BTC.com consists primarily of the mining rewards allocated to each pool participant in exchange for their computing power contributed to the mining pool. The mining rewards allocated to the pool participants include both the block rewards as well as the transaction verification fees related to the transactions included in the block, depending on the sharing mechanism chosen by individual pool participants. Cost of mining pool services also consists of other direct costs related to providing the mining pool service such as server fees and labor for maintaining the mining pool service. Cost of mining pool services were US$405,347 from April 15, 2021 to June 30, 2021 and US$447,997 for the six months ended June 30, 2022. These costs are expensed as incurred.

Cost of data center services

The cost of data center services consists primarily of direct production costs related to data center service, including the direct service charges for operations, were US$8,567 from March 31, 2021 to June 30, 2021 and US$4,319 for the six months ended June 30, 2022. These costs are expensed as incurred.

Server leasing and maintenance expenses

Server leasing and maintenance expenses, which consist primarily of leasing expense of hosting servers and other equipment used in providing online services and cryptocurrency mining business, were US$4,140 and US$8,538 for the six months ended June 30, 2021 and 2022, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$5,461 and US$16,584 for the six months ended June 30, 2021 and 2022, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combination and assets acquisitions, were US$1,312 and US$4,748 for the six months ended June 30, 2021 and 2022, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprised lottery insurance expenses, regulatory and compliance fees, platform fees, employee costs, account handling expense, business tax and surcharges and other direct costs incurred in providing services. These costs are expensed as incurred.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses consist primarily of employee costs, commission to certain internet companies and expenses related to promotional activities. These costs are expensed as incurred.

Service development expenses

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group’s website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Income taxes

Income taxes

The Group follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of comprehensive loss as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740 (“ASC 740”), “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax position which is included in the “long-term payables” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30 (“ASC 740-30”), “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income taxes (continued)

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The Group adopted the ASU on January 1, 2021. The adoption did not have a material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

The Group has considered all recent accounting pronouncements and has concluded that there are no recent accounting pronouncements that may have a material impact on its unaudited interim condensed consolidated financial statements, based on current information.